May 01, 2016

GUIDESTONE FUNDS

Supplement dated June 24, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         CHANGES TO AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE

REAL ESTATE SECURITIES FUND, INTERNATIONAL EQUITY FUND AND GLOBAL

NATURAL RESOURCES EQUITY FUND

Under the heading “Performance” for the Real Estate Securities Fund, on page 84, the table entitled “Average Annual Total Returns as of 12/31/15*” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15*

	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	0.34%	8.48%	2.72%
Investor Class after taxes on distributions(1)	(2.32)%	6.43%	0.97%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	0.98%	6.02%	1.53%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	(0.79)%	7.17%	1.25%
*
The Institutional Class commenced operations on May 1, 2015, and therefore, no returns are shown for the Institutional Class. The performance in the table is that of the Investor Class. The returns of the Institutional Class will be substantially similar to those presented because the shares are invested in the same portfolio of securities and the average annual total return will differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically will be lower than that of the Institutional Class.

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Under the heading “Performance” for the International Equity Fund, beginning on page 101, the table entitled “Average Annual Total Returns as of 12/31/15” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	(2.16)%	1.82%	2.33%	4.96%
Investor Class after taxes on distributions(1)	(3.09)%	1.35%	1.42%	4.25%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	(0.47)%	1.44%	2.04%	4.23%
Institutional Class before taxes	(1.93)%	2.06%	2.55%	5.17%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	(0.81)%	3.60%	3.03%	4.91%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Under the heading “Performance” for the Global Natural Resources Equity Fund, on page 110, the table entitled “Average Annual Total Returns as of 12/31/15” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

	One Year	Since Inception (7/1/2013)
Investor Class before taxes	(34.49)%	(22.34)%
Investor Class after taxes on distributions(1)	(34.51)%	(22.78)%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	(19.51)%	(16.23)%
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)(3)	(25.62)%	(11.11)%
NYSE Arca Gold Miners Index (reflect no deduction for fees, expenses or taxes)(3)	(25.52)%	(19.33)%
Composite Index (reflects no deduction for fees, expenses or taxes)(3)	(24.44)%	(12.49)%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Historically, the Fund has compared its performance to its primary broad-based index, the MSCI World Commodity Producers Index, as well as another broad-based index and a composite index. Effective December 1, 2015, the Fund will compare its performance only to its primary broad-based index because that index is composed of securities which more closely compare to the Fund’s portfolio.